Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (18,826,000)
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	(312,110,000)
Cross Currency Interest Rate Contract [Member] | Maturing In January 2016 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	(33,714,000)
Notional Amount	$ 89,710,000	NOK 500,000,000
Receivable Margin	4.00%	4.00%
Fixed Rate Payable	4.94%	4.94%
Remaining Term (years)	1 month 6 days
Cross Currency Interest Rate Contract [Member] | Maturing In January 2017 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (36,505,000)
Notional Amount	$ 101,351,000	NOK 600,000,000
Receivable Margin	5.75%	5.75%
Fixed Rate Payable	7.49%	7.49%
Remaining Term (years)	1 year 1 month 6 days
Cross Currency Interest Rate Contract [Member] | Maturing In March 2017 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (49,703,000)
Notional Amount	$ 125,000,000	NOK 700,000,000
Receivable Margin	5.25%	5.25%
Fixed Rate Payable	6.88%	6.88%
Remaining Term (years)	1 year 3 months 18 days
Cross Currency Interest Rate Contract [Member] | Maturing In January 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (56,985,000)
Notional Amount	$ 143,536,000	NOK 800,000,000
Receivable Margin	4.75%	4.75%
Fixed Rate Payable	6.07%	6.07%
Remaining Term (years)	2 years 1 month 6 days
Cross Currency Interest Rate Contract [Member] | Maturing In July 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (54,027,000)
Notional Amount	$ 150,000,000	NOK 900,000,000
Receivable Margin	4.35%	4.35%
Fixed Rate Payable	6.43%	6.43%
Remaining Term (years)	2 years 8 months 12 days
Cross Currency Interest Rate Contract [Member] | Maturing In January 2019 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (56,124,000)
Notional Amount	$ 162,200,000	NOK 1,000,000,000
Receivable Margin	4.25%	4.25%
Fixed Rate Payable	6.42%	6.42%
Remaining Term (years)	3 years 1 month 6 days
Cross Currency Interest Rate Contract [Member] | Maturing In April 2020 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (25,052,000)
Notional Amount	$ 134,000,000	NOK 1,000,000,000
Receivable Margin	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Remaining Term (years)	4 years 4 months 24 days